Income Taxes - Schedule of reconciliation setting forth the differences between the effective tax rates (Details)	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
U.S statutory rate	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
State taxes net of federal benefit					0.00%	0.00%
Valuation allowance					(21.00%)	(0.19%)
Other differences					0.00%	12.38%
Income tax provision					0.00%	0.00%
Gelesis
U.S statutory rate						21.00%	21.00%
Effect of nondeductible stock-based compensation						0.80%	(1.90%)
Foreign rate differential						0.20%	2.20%
Mark to market of warrant liabilities						(1.70%)	(1.30%)
State taxes net of federal benefit						4.30%	4.50%
Non-deductible financing expenses						(0.30%)	0.40%
Valuation allowance						(24.20%)	(38.30%)
Investment transfer						0.00%	6.80%
Other differences						(0.40%)	(0.40%)
US federal and state research credits						0.40%	1.60%
Uncertain tax positions						(0.10%)	(1.10%)
Foreign earnings includible in US						0.00%	(2.00%)
Income tax provision						0.00%	(8.50%)